Other Income, Net (Tables)	12 Months Ended
Jun. 30, 2025
Other Income [Abstract]
Schedule of Other Nonoperating Income Expense	The following table shows the details of net other income (expenses) for the fiscal years ended June
	2025	2024	2023
Government grant	$825,799	$267,768	$8,888
VAT refund	-	10,293	128,336
Financial guarantee service and bank charges	(5,507)	(66,610)	(70,600)
Other income	603,535	419,197	10,832
Other expenses	(137,990)	(310,698)	(38,128)
Total other income, net	$1,285,837	$319,950	$39,328